Note 28 - Non-controlling Interests (Details Textual)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 20, 2020	Feb. 20, 2012
Statement Line Items [Line Items]
Percentage of net assets recognised as NCI	13.20%	13.20%	13.20%	13.20%	16.20%